Putnam Investments, LLC
                                                  One Post Office Square
                                                  Boston, MA 02109
                                                  January 2, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam High Yield Trust (Reg. No. 2-60492) (811-2796) (the "Fund")
    Post-Effective Amendment No. 29 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 29 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 27, 2002.

Comments or questions concerning this certificate may be directed to Kathleen M. Moynihan at 1-800-225-2465, ext. 1-1796.

                                                  Very truly yours,

                                                  Putnam High Yield Trust

                                                  /s/ Gordon H. Silver
                                              By: --------------------------
                                                  Gordon H. Silver
                                                  Vice President

cc: Brian McCabe, Esq.